Other Receivables	12 Months Ended
Dec. 31, 2022
Disclosure Of Other Receivables [Abstract]
Other Receivables
Note 6 - Other Receivables
	December 31	December 31
	2022	2021
	USD in thousands	USD in thousands

Government institutions	6,409	16,327
Other receivables	20,288	8,868
Prepaid expenses	10,256	2,952

	36,953	28,147